Financial instruments-Fair values and risk management - Schedule of Carrying Amounts and Fair Values of Financial Assets and Financial Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Financial asset measured at fair value
Financial assets at FVPL	$ 17,537,608	$ 9,906,000
Financial assets at amortized cost	196,533,684	90,850,854
Financial liabilities measured at fair value
Financial liabilities at fair value through profit or loss	3,574,885	486,404,770
Financial liabilities at amortized cost	40,098,772	46,260,024
Preference shares liabilities [member]
Financial liabilities measured at fair value
Financial liabilities at fair value through profit or loss	0	486,404,770
Warrant liabilities [member]
Financial liabilities measured at fair value
Financial liabilities at fair value through profit or loss	3,574,885	0
Liabilities for puttable financial instrument [member]
Financial liabilities measured at fair value
Financial liabilities at amortized cost	17,138,905	0
Trade payables [member]
Financial liabilities measured at fair value
Financial liabilities at amortized cost	7,291,133	9,979,726
Accrued expenses and other liabilities [member]
Financial liabilities measured at fair value
Financial liabilities at amortized cost	15,668,734	36,280,298
Trade receivables [member]
Financial asset measured at fair value
Financial assets at amortized cost	41,691,913	47,041,538
Deposits and other receivables [member]
Financial asset measured at fair value
Financial assets at amortized cost	8,181,576	8,511,304
Amounts due from related companies [member]
Financial asset measured at fair value
Financial assets at amortized cost	0	9,060
Cash and cash equivalents [member]
Financial asset measured at fair value
Financial assets at amortized cost	$ 146,660,195	$ 35,288,952